CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Millions		3 Months Ended																	6 Months Ended		12 Months Ended
	Jul. 02, 2012	Dec. 31, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1],[7],[8]	Dec. 31, 2014	[1]	Sep. 30, 2014	[1]	Jun. 30, 2014	[2],[3]	Mar. 31, 2014	[2],[4]	Dec. 31, 2013	[2],[5],[6]	Sep. 30, 2013	[2]	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	[1]	Jun. 30, 2014	[2]	Jun. 30, 2013
Income Statement [Abstract]
Revenue		$ 369.6	$ 361.9				$ 323.9				$ 298.1		$ 283.2		$ 278.7		$ 269.7		$ 736.4	$ 644.5	$ 1,347.1		$ 1,129.7		$ 1,011.0
Operating costs and expenses
Operating costs (excluding depreciation and amortization and including stock-based compensation—Note 12)		112.2	107.5		$ 100.9		97.8		$ 107.3		92.8		84.9		85.9		79.7		225.2	205.1	413.5		343.3		314.1
Selling, general and administrative expenses (including stock-based compensation-Note 8)		85.0	86.4	[9]	83.0	[9]	32.1	[9]	156.6	[9]	124.6		96.6		87.0		76.4		169.6	188.7	358.1	[9]	384.6		256.7
Depreciation and amortization		113.7	113.2		100.1		96.9		96.0		91.3		84.2		81.7		81.0		230.8	192.9	406.2		338.2		324.5
Total operating costs and expenses		310.9	307.1		284.0		226.8		359.9		308.7		265.7		254.6		237.1		625.6	586.7	1,177.8		1,066.1		895.3
Operating income		58.7	54.8		56.7		97.1		(39.3)		(10.6)		17.5		24.1		32.6		110.8	57.8	169.3		63.6		115.7
Other expenses
Interest expense		(51.2)	(53.0)		(60.7)		(53.4)		(46.9)		(52.6)	[10]	(49.1)	[10]	(50.3)	[10]	(51.5)	[10]	(105.0)	(100.3)	(214.0)		(203.5)	[10]	(202.5)
Loss on extinguishment of debt	$ (65.0)		(8.5)	[11]	(54.9)	[11]	(30.9)	[11]							(1.9)	[12]				(30.9)	(94.3)	[11]	(1.9)	[12]	(77.3)
Foreign currency loss on intercompany loans		(7.1)	16.8		(13.2)		(13.3)		(14.7)		3.8		0.1		0.2		0.6		(17.8)	(27.9)	(24.4)		4.7		0.1
Other (expenses)/income, net		(0.1)	(0.3)				(0.1)				(0.1)				0.3		0.1		(0.2)	(0.2)	(0.4)		0.3		0.3
Total other expenses, net		(58.4)	(45.0)		(128.8)		(97.7)		(61.6)		(48.9)		(49.0)		(51.7)		(50.8)		(123.0)	(159.3)	(333.1)		(200.4)		(279.4)
Loss before income taxes		0.3	9.8		(72.1)		(0.6)		(100.9)		(59.5)		(31.5)		(27.6)		(18.2)		(12.2)	(101.5)	(163.8)		(136.8)		(163.7)
Provision for income taxes		11.1	4.6		(18.4)		(4.3)		9.4		10.5		12.1		8.4		9.3		13.8	5.1	(8.7)		40.3		(21.8)
Net Loss		$ (10.8)	$ 5.2		$ (53.7)		$ 3.7		$ (110.3)		$ (70.0)		$ (43.6)		$ (36.0)		$ (27.5)		$ (26.0)	$ (106.6)	$ (155.1)		$ (177.1)		$ (141.9)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[3]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.
[4]	The Company realized an increase in revenue and operating expenses beginning March?4, 2014 as a result of the acquisition of CoreXchange.
[5]	The Company realized an increase in revenue and operating expenses beginning October?1, 2013 as a result of the acquisition of Access.
[6]	The Company realized an increase in revenue and operating expenses beginning October?2, 2013 as a result of the acquisition of Fiberlink.
[7]	The Company realized an increase in revenue and operating expenses beginning February 23, 2015 as a result of the acquisition of Latisys.
[8]	The Company realized an increase in revenue and operating expenses beginning January 1, 2015 as a result of the acquisition of IdeaTek.
[9]	The Company realized an increase in compensation expense in the first quarter as a result of an increase in the estimated fair value of CII common units as a result of the pending IPO. The common unit fair values were further adjusted in second quarter upon completion of the IPO. See Note 12? Stock-based Compensation.
[10]	The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 8? Long-Term Debt.
[11]	The Company completed debt refinancing transactions during the second, third and fourth quarters of Fiscal 2015, resulting in a loss on debt extinguishment for those respective periods. See Note 8? Long-Term Debt.
[12]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that period. See Note 8? Long-Term Debt.